Organization and Business Operations (Details) - USD ($)				1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended
	Jul. 03, 2018	Jun. 29, 2018	Mar. 31, 2018	Jun. 29, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Jul. 30, 2019	Mar. 27, 2018
Stock Issued During Period, Shares, New Issues	28,750,000	900,000		900,000
Shares Issued, Price Per Share	$ 10
Proceeds from Issuance Initial Public Offering	$ 287,500,000									$ 287,500,000	$ 0	$ 287,525,000
Payments of Stock Issuance Costs	12,000,000
Deferred Offering Costs	6,910,000
Deferred Offering Costs, Underwriting	6,910,000
Proceeds from Issuance of Private Placement	7,750,000	$ 9,000,000								7,750,000	0	7,750,000
Restricted Cash and Investments	$ 287,500,000
Cash and Cash Equivalents, at Carrying Value					$ 1,239,877			$ 2,734,579		2,734,579	$ 1,239,877	2,353,541	$ 2,353,541		$ 0
Restricted Cash, Nature of Restriction, Description											The Company's amended and restated memorandum and articles of association provide that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay income taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the Class A ordinary shares included in the Units being sold in the Initial Public Offering (the "public shares") if the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering; or (iii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company's amended and restated memorandum and articles of association to modify the substance or timing of the Company's obligation to redeem 100% of the public shares if the Company does not complete the Business Combination within 24 months from the closing of the Initial Public Offering.		The Company's amended and restated memorandum and articles of association provide that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay income taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the Class A ordinary shares included in the Units being sold in the Initial Public Offering (the "public shares") if the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering; or (iii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company's amended and restated memorandum and articles of association to modify the substance or timing of the Company's obligation to redeem 100% of the public shares if the Company does not complete the Business Combination within 24 months from the closing of the Initial Public Offering.
Restricted Cash Restriction Minimum Tangible Assets					5,000,001						$ 5,000,001	5,000,001	$ 5,000,001
Interest Payable					100,000						100,000	100,000	100,000
Net Income (loss)			$ 0		(7,635,585)	$ 1,674,352	$ 1,373,066	$ 1,258,418	$ (13,715)	$ 1,244,703	(4,588,167)	2,182,914
Balance in operating account					1,239,877						1,239,877
Balance in cash and securities held in the Trust Account					295,480,350						295,480,350
Working capital					$ 7,666,205						$ 7,666,205
Healthy Harmony Holdings, L.P. [Member]
Ownership interest acquired														99.37%
Ownership interest expected to be acquired														0.63%
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	3,750,000
IPO [Member]
Stock Issued During Period, Shares, New Issues	28,750,000
Proceeds from Issuance Initial Public Offering	$ 287,500,000
Cash and Cash Equivalents, at Carrying Value	$ 287,500,000											$ 287,500,000	$ 287,500,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	3,750,000